Other current assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

Other current assets as of September 30, 2024 and March 31, 2024 consisted of the following:

	As of September 30, 2024	As of March 31, 2024
Deferred cost of sales	$3,783	$3,754
Value added tax (“VAT”) receivable	873	635
Advance payments	696	414
Other current assets	256	313
Total other current assets	$5,608	$5,116

Other current assets as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Deferred cost of sales	$3,754	$3,505
Value added tax (“VAT”) receivable	635	361
Advance payments	414	726
Other current assets	313	263
Total other current assets	$5,116	$4,855